INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013 Numbers		Mar. 31, 2012 Numbers
Operating Partnership Interest Transferred	21		10
Sale of Underlying Operating Partnership	3		2
Partnership Proceeds from Disposition (in dollars)	$ 608,520	[1]	$ 1,284,829
Gain on Disposition (in dollars)	863,845		1,284,829
Series Seven [Member]
Operating Partnership Interest Transferred	0		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	0	[1]	0
Gain on Disposition (in dollars)	0		0
Series Nine [Member]
Operating Partnership Interest Transferred	5		6
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition (in dollars)	215,680	[1]	278,008
Gain on Disposition (in dollars)	215,680		278,008
Series Ten [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition (in dollars)	67,526	[1]	338,168
Gain on Disposition (in dollars)	67,526		338,168
Series Eleven [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	0	[1]	54,381
Gain on Disposition (in dollars)	101,525		54,381
Series Twelve [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition (in dollars)	160,100	[1]	44,097
Gain on Disposition (in dollars)	160,100		44,097
Series Fourteen [Member]
Operating Partnership Interest Transferred	13		4
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition (in dollars)	165,214	[1]	570,175
Gain on Disposition (in dollars)	$ 319,014		$ 570,175

[1]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.